Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Due to related parties	$ 0	$ 1,309,077
Related Party A [Member]
Due to related parties	0	897,197
Related Party B [Member]
Due to related parties	$ 0	$ 411,880